ACQUISITIONS AND DIVESTITURES (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Disposal Groups, Including Discontinued Operations
The following tables present the results of the Fresh Vegetables division as reported in loss from discontinued operations, net of income taxes, in the condensed consolidated statements of operations, the carrying value of assets and liabilities as presented within assets and liabilities held for sale in the condensed consolidated balance sheets and the discontinued operations cash flows used in operating and investing activities in the condensed consolidated statements of cash flows.

	Three Months Ended		Six Months Ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022

	(U.S. Dollars in thousands)
Revenues, net	$301,572	$309,226	$596,454	$583,977
Cost of sales	(294,212)	(304,828)	(582,939)	(597,335)
Gross profit (loss)	7,360	4,398	13,515	(13,358)
Selling, marketing, general and administrative expenses	(13,627)	(13,193)	(27,804)	(27,808)
Transaction and other related costs	(5,319)	—	(6,819)	—
Operating (loss) from discontinued operations	(11,586)	(8,795)	(21,108)	(41,166)
Other income, net	353	503	406	556
Net interest expense[1]	(2,967)	(2,109)	(3,206)	(2,083)
Loss from discontinued operations before income taxes	(14,200)	(10,401)	(23,908)	(42,693)
Income tax benefit (expense)	2,803	(703)	(2,069)	6,235
Less: (Income) loss from discontinued operations attributable to noncontrolling interests	(41)	(91)	33	33
Loss from discontinued operations, net of income taxes	$(11,438)	$(11,195)	$(25,944)	$(36,425)
[1] Net interest expense presented within discontinued operations is net of interest income and includes the allocated interest expense related to the portion of Term Loan A and Term Loan B required to be repaid upon the closing of the Vegetables Transaction. See Note 12 “Debt” for further detail.

	June 30, 2023	December 31, 2022

ASSETS	(U.S. Dollars in thousands)
Current receivables, net[1]	$8,953	$13,474
Inventories, net	31,255	42,728
Prepaid expenses and other current assets	6,487	6,050
Property, plant and equipment, net	227,229	227,183
Operating lease right-of-use assets	98,932	99,139
Other noncurrent assets	17,841	17,506
Total Fresh Vegetables assets held for sale	390,697	406,080
Fresh Vegetables current assets held for sale	390,697	62,252
Fresh Vegetables non-current assets held for sale	—	343,828
Total Fresh Vegetables assets held for sale	$390,697	$406,080
LIABILITIES
Accounts payable	$71,798	$88,995
Accrued and other current liabilities	94,544	85,664
Operating lease liabilities	89,212	98,145
Deferred income tax liabilities	28,857	24,973
Other long-term liabilities	17,718	17,858
Total Fresh Vegetables liabilities held for sale	302,129	315,635
Fresh Vegetables current liabilities held for sale	302,129	199,255
Fresh Vegetables non-current liabilities held for sale	—	116,380
Total Fresh Vegetables liabilities held for sale	$302,129	$315,635
[1]Fresh Vegetables currently sells its trade receivables under the facility with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses.” Upon the closing of the Vegetable Transaction, Fresh Vegetables’ position under the facility will be settled.

	Six Months Ended
	June 30, 2023	June 30, 2022

	(U.S. Dollars in thousands)
Net cash (used) in operating activities - discontinued operations	$(2,898)	$(37,289)
Net cash (used) in investing activities - discontinued operations	(5,410)	(5,307)
Cash (used in) discontinued operations, net	$(8,308)	$(42,596)